Capital Stock - Series C Preferred Stock Transactions - Additional Information (Detail) - $ / shares					9 Months Ended	12 Months Ended
	Mar. 12, 2013	Jan. 22, 2013	Sep. 23, 2008	Aug. 20, 2008	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Number of shares of common stock sold	33,334	67,500
Common Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock sold						184,000	37,991,000
Issuance of common stock from conversion of Series C preferred stock, shares		8,000,000			364,290	60,000	8,000,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock sold			1,300,000	700,000
Sales price per share			$ 1.00
Convertible preferred stock, conversion price				$ 0.25
Preferred stock, shares issued						0	0
Preferred stock, shares outstanding						0	0
Convertible shares of common stock		$ 0.25